Restricted Net Assets (Tables)	6 Months Ended
Apr. 30, 2025
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of
	April 30, 2025	October 31, 2024
Paid-in capital	—	—
Additional paid in capital	1,161,211	1,161,211
Statutory reserve	131,962	131,962
Total	1,293,173	1,293,173